Intangible assets and goodwill - Summary of Intangible Assets, Goodwill And Trademarks (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022		Dec. 31, 2021
Intangible Assets [Abstract]
Intangible assets	$ 1,362,281	$ 1,345,515
Goodwill and trademarks	50,448	48,767		$ 55,929
Total intangible assets, goodwill and trademarks	$ 1,412,729	$ 1,394,282	[1]

[1]	Refer to Note 31 - Restatement of prior period financial statements for reconciliations between originally reported and as revised annual amounts.